Capital commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of capital expenditures

Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:

	2024	2023
	US$	US$

Property, plant and equipment	1,312,753	1,328,306